INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Raw materials	$ 2,795	$ 1,791
Work in progress	208	1,211
Finished goods	2,573	1,833
Total	5,576	4,835
Provision for Inventory	(1,150)	(1,118)
Inventory, net	$ 4,426	$ 3,717